Schedule of Investments (unaudited)
April 30, 2026
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 4.0%
Broadstone Net Lease, Inc.	236,643	$ 4,685,531
WP Carey, Inc.	176,534	12,874,625
		17,560,156
Health Care REITs — 18.1%
Alexandria Real Estate Equities, Inc.	158,265	6,411,315
American Healthcare REIT, Inc.	271,404	13,781,895
CareTrust REIT, Inc.	224,464	8,855,105
Janus Living, Inc., Class A(a)	338,964	8,894,415
Ventas, Inc.	8,688	763,328
Welltower, Inc.	183,976	39,985,344
		78,691,402
Hotel & Resort REITs — 2.3%
Host Hotels & Resorts, Inc.	480,038	10,143,203
Industrial REITs — 11.8%
EastGroup Properties, Inc.	53,100	10,683,720
Prologis, Inc.	286,757	40,725,229
		51,408,949
IT Services — 0.1%
Applied Digital Corp.(a)	14,540	497,995
Office REITs — 3.8%
BXP, Inc.	85,346	4,989,327
COPT Defense Properties	262,763	8,211,344
Cousins Properties, Inc.	129,478	3,315,932
		16,516,603
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(a)	21,977	3,136,777
Residential REITs — 11.6%
American Homes 4 Rent, Class A	256,321	8,161,261
Equity Residential	244,748	16,001,624
Essex Property Trust, Inc.	34,962	9,202,348
Sun Communities, Inc.	74,009	9,461,310
UDR, Inc.	215,593	7,834,650
		50,661,193
Retail REITs — 13.2%
Agree Realty Corp.	166,479	12,837,196
Federal Realty Investment Trust	49,079	5,442,861
InvenTrust Properties Corp.	168,470	5,411,256
Primaris REIT	151,853	2,109,520
Realty Income Corp.	70,101	4,503,288
Regency Centers Corp.	118,306	9,210,122
Simon Property Group, Inc.	89,096	18,149,746
		57,663,989
Security	Shares	Value
Software — 0.2%
Cipher Digital, Inc.(a)	25,232	$ 447,616
Cleanspark, Inc.(a)(b)	17,533	219,688
Hut 8 Corp.(a)	2,837	214,988
		882,292
Specialized REITs — 32.9%
American Tower Corp.	89,166	16,291,520
Crown Castle, Inc.	174,772	15,516,258
Digital Realty Trust, Inc.	38,091	7,654,005
Equinix, Inc.	35,366	38,295,366
Extra Space Storage, Inc.	46,314	6,638,186
Iron Mountain, Inc.	124,883	15,734,009
Outfront Media, Inc.	117,754	3,632,711
Public Storage	59,747	18,070,480
SBA Communications Corp.	53,936	11,930,643
VICI Properties, Inc.	89,754	2,620,817
Weyerhaeuser Co.	278,538	6,829,752
		143,213,747
Total Long-Term Investments — 98.7% (Cost: $348,533,351)		430,376,306
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	178,493	178,547
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(c)(d)	5,929,117	5,929,117
Total Short-Term Securities — 1.4% (Cost: $6,107,646)		6,107,664
Total Investments — 100.1% (Cost: $354,640,997)		436,483,970
Liabilities in Excess of Other Assets — (0.1)%		(281,795)
Net Assets — 100.0%		$ 436,202,175

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
April 30, 2026
BlackRock Real Estate Securities Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 178,600 (a)	$ —	$ (71)	$ 18	$ 178,547	178,493	$ 218 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,917,804	1,011,313 (a)	—	—	—	5,929,117	5,929,117	41,712	—
				$ (71)	$ 18	$ 6,107,664		$ 41,930	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	10,000	USD	7,311	Morgan Stanley & Co. International PLC	07/15/26	$75
USD	1,633,023	CAD	2,247,000	Morgan Stanley & Co. International PLC	07/15/26	(26,541)
						$(26,466)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
April 30, 2026
BlackRock Real Estate Securities Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 430,376,306	$ —	$ —	$ 430,376,306
Short-Term Securities
Money Market Funds	6,107,664	—	—	6,107,664
	$ 436,483,970	$ —	$ —	$ 436,483,970
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 75	$ —	$ 75
Liabilities
Foreign Currency Exchange Contracts	—	(26,541)	—	(26,541)
	$ —	$ (26,466)	$ —	$ (26,466)

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation)
on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
USD	United States Dollar

Portfolio Abbreviation
REIT	Real Estate Investment Trust